Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Contingencies

15. COMMITMENTS AND CONTINGENCIES

Commitments

The following table sets forth the Group’s commitments as of December 31, 2018 (in thousands):

	2019	2020	2021	2022	2023	Thereafter	Total Payments Required
Purchase of cinema advertisement slot rights	$56,396	40,579	18,064	6,103	4,019	0	125,161
Purchase of bandwidth	82,814	1,143	311	0	0	0	84,268
Operating lease obligations (1)	14,713	13,897	6,971	809	271	0	36,661
Interest payment commitment	16,754	11,119	7,062	0	0	0	34,935
Purchase of content and services – video	23,746	2,159	2,066	0	0	0	27,971
Expenditures for operating rights for licensed games with technological feasibility	19,475	1,098	0	0	0	0	20,573
Expenditures for titles of games in development	6,990	725	0	0	0	0	7,715
Purchase of content and services – others	6,148	90	54	54	18	0	6,364
Fees for operating rights for licensed games in development	585	0	0	0	0	0	585
Others	5,640	0	0	0	0	0	5,640

Total Payments Required	$233,261	70,810	34,528	6,966	4,308	0	349,873

Note (1): For the years ended December 31, 2018, 2017 and 2016, rental expense included in the operating lease was approximately $24.7 million, $23.9 million, and $23.9 million, respectively.

Litigation

The Sohu Group is a party to various litigation matters which it considers routine and incidental to its business. The Sohu Group records a liability when the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated. The Sohu Group evaluates, on a regular basis, developments in litigation matters that could affect the amount of liability that has been previously accrued and makes adjustments as appropriate. Management believes that the total liabilities to the Sohu Group that may arise as a result of currently pending legal proceedings will not have a material adverse effect on the Group’s business, results of operations, financial condition and cash flows. Sogou is currently involved in several lawsuits in PRC courts where its competitors instituted proceedings or asserted counterclaims against the Sogou or the Sogou instituted proceedings or asserted counterclaims against its competitors. There are also four putative class action lawsuits that have been filed against Sogou in the United States, three in a State court in the State of California and one in the United States District Court for the Southern District of New York, that allege violations of U.S. securities laws in connection with Sogou’s IPO in 2017. As of December 31, 2018, Sohu and Changyou had no significant litigation contingencies, and Sogou had recorded estimated liabilities of $3.4 million for litigation contingencies as a component of accrued liabilities related to its currently pending proceedings.

PRC Law and Regulations

The Chinese market in which the Sohu Group operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability to operate an Internet business and to conduct brand advertising, search and search-related advertising, online game, and other services in the PRC. Though the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the telecommunication, information, and media industries remain highly regulated. Restrictions are currently in place and are unclear with respect to which segments of these industries foreign-owned entities, like the Sohu Group, may operate. The Chinese government may issue from time to time new laws or new interpretations of existing laws to regulate areas such as telecommunication, information and media. The Sohu Group’s legal structure and scope of operations in China could be subject to restrictions, which could result in limits on its ability to conduct business in the PRC. Certain risks related to PRC law that could affect the Sohu Group’s VIE structure are discussed in Note 16 - VIEs.

Regulatory risks also encompass interpretation by PRC tax authorities of current tax law, including the applicability of certain preferential tax treatments.

The Sohu Group’s sales, purchase and expense transactions are generally denominated in RMB and a significant portion of its assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB by its subsidiaries in China may require certain supporting documentation in order to effect the remittance.